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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Temasek Holdings (Private) Limited
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard, Singapore
          238891, Singapore

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chia Yue Joo Lena
Title:  Managing Director,
        Legal & Regulations
Phone:  +65 6828 6968

Signature, Place, and Date of Signing:

/s/ Chia Yue Joo Lena                    Singapore            July 2, 2008
-------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  18
Form 13F Information Table Value Total:  2,541,938
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number        Name
---  --------------------------- -----------------------------
1    28-________________________ Fullerton (Private) Limited

2    28-13103                    Fullerton Management Pte Ltd

                                      2

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                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------                     -------------- --------- -------- ------------------- -------------- -------- ----------------------
                                                                                                              VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER   ----------------------
NAME OF ISSUER               TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
--------------               -------------- --------- -------- ---------- --- ---- -------------- -------- ---------- ------ ----
CITRIX SYS INC               COM            177376100     532      15,813 SH       Shared-defined              15,813
CYCLACEL PHARMACEUTICALS INC COM            23254L108   2,594     399,135 SH       Shared-defined    2        399,135
EMBRAER-EMPRESA BRASILEIRA D SP ADR COM SHS 29081M102  81,957   1,700,000 SH       Shared-defined           1,700,000
EQUINIX INC                  COM NEW        29444U502 393,321   4,300,000 SH       Shared-defined           4,300,000
GLOBAL CROSSING LTD          COM            G3921A175 864,859  45,808,211 SH       Shared-defined    1     45,808,211
HOME INNS & HOTELS MGMT INC  SPON ADR       43713W107   1,320      41,000 SH       Shared-defined    1         41,000
ICICI BK LTD                 ADR            45104G104  81,893   1,666,182 SH       Shared-defined    2      1,666,182
JUNIPER NETWORKS INC         COM            48203R104     436      17,326 SH       Shared-defined              17,326
MYLAN LABS INC               COM            628530107  41,589   2,286,367 SH       Shared-defined    2      2,286,367
NORTHSTAR NEUROSCIENCE INC   COM            66704V101     147      12,605 SH       Shared-defined              12,605
REPLIDYNE INC                COM            76028W107   3,739     644,591 SH       Shared-defined    2        644,591
SPDR TR                      UNIT SER 1     78462F103  58,508     388,936 SH       Shared-defined    1        388,936
STATS CHIPPAC LTD            SPONSORED ADR  85771T104 411,515  36,611,679 SH       Shared-defined          36,611,679
SUNTECH PWR HLDGS CO LTD     ADR            86800C104     220       6,027 SH       Shared-defined               6,027
TENARIS S A                  SPONSORED ADR  88031M109 422,814   8,635,900 SH       Shared-defined           8,635,900
VICAL INC                    COM            925602104  25,847   4,980,079 SH       Shared-defined    2      4,980,079
WNS HOLDINGS LTD             SPON ADR       92932M101  19,211     675,000 SH       Shared-defined             675,000
YINGLI GREEN ENERGY HLDG CO
LTD                          ADR            98584B103 131,436   9,064,567 SH       Shared-defined           9,064,567